RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	$ (119,000,000)	$ (146,000,000)	$ 32,000,000
Reclassification adjustments for amounts recognized in net income	119,000,000	(146,000,000)	(30,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	48,000,000	(37,000,000)	(72,000,000)
Hedge ineffectiveness gain (loss)	(1,000,000)	18,000,000	(7,000,000)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	(3,000,000)	(2,000,000)	(11,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	37,000,000	41,000,000	32,000,000
Carrying value	1,029,000,000	640,000,000		$ 196	$ 124	€ 1,204	$ 157	$ 132	€ 1,315
Change in hedge ineffectiveness gain (loss)	$ 0	$ 1,000,000	(3,000,000)
Derivative, average fixed interest rates	2.90%	2.60%		2.90%	2.90%	2.90%	2.60%	2.60%	2.60%
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 3,052,000,000	$ 2,569,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	499,000,000	325,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	3,769,000,000	2,536,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 363,000,000	$ 1,641,000,000